Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Subsidiaries and VIEs	Place incorporated	Ownership percentage
China ACM	Nevada, USA	100%
CACM	New York, USA	100%
BVI-ACM	British Virgin Island	100%
China-ACMH	Beijing, China	100%
Xin Ao	Beijing, China	VIE

Schedule of carrying amount of the VIE's assets and liabilities
	December 31,	June 30,
	2018	2018
	(unaudited)
Current assets	$55,256,440	$50,219,221
Property, plants and equipment	2,099,216	2,748,409
Total assets	57,355,656	52,967,630

Liabilities	(48,500,734)	(43,372,069)
Intercompany payables*	(7,316,478)	(7,705,339)
Total liabilities	(55,817,212)	(51,077,408)
Net assets	$1,538,444	$1,890,222

*	Payables to China-ACMH and BVI-ACM have been eliminated in consolidation.

Schedule of estimated useful lives of assets
Useful life
Transportation equipment	7-10 years
Plants and machinery	10 years
Office equipment	5 years
Buildings and improvements	3-20 years